SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 -SUBSEQUENT EVENTS

In January 2023 the Company received the eligible employee’s retention credit (ERC) grant from the IRS for the Company's subsidiaries in United State Limco and Piedmont, in total amount of $2.4 million (see Note 11).